Inventories (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventories
Finished goods	$ 2,246,213	$ 2,143,176	$ 1,374,817
Work in process	149,561	145,156	145,300
Raw materials	1,024,479	862,777	240,423
Inventory, Net	$ 3,420,253	$ 3,151,109	$ 1,760,540